Note 7 - Forgivable Loans Receivable	12 Months Ended
Sep. 30, 2016
Notes to Financial Statements
Investments in and Advances to Affiliates, Schedule of Investments [Text Block]
NOTE
7
.
FORGIVABLE LOANS RECEIVABLE

From time to time, the Company's operating subsidiaries
may
make loans, evidenced by promissory notes, primarily to newly recruited independent financial advisors as an incentive for their affiliation. The notes receivable balance is comprised of unsecured non - interest - bearing and interest - bearing loans (interest ranging up to
9%).
These notes have various schedules for repayment or forgiveness based on production or retention requirements being met and mature at various dates through
2021.
Forgiveness of loans amounted to
$788,000
and
$538,000
for the years ended
September
30,
2016
and
2015
respectively, and the related compensation was included in commissions, compensation and fees in the statement of operations. In the event the advisor’s affiliation with the subsidiary terminates, the advisor is required to repay the unamortized balance of the note. The Company provides an allowance for doubtful accounts on the notes based on historical collection experience and continually evaluates the receivables for collectability and possible write - offs where a loss is deemed probable. As of
September
30,
2016
and
2015,
no allowance for doubtful accounts was required.

Forgivable loan activity for the fiscal years ended
September
30,
2016
and
2015
is as follows:

Balance, September 30, 2014	$662,000
Advances	1,257,000
Amortization	(538,000)
Write-off	(13,000)
Balance, September 30, 2015	1,368,000
Advances	1,132,000
Amortization	(788,000)
Balance, September 30, 2016	$1,712,000

There were
no
forgivable loans outstanding at
September
30,
2016
and
2015
attributable to registered representatives who ended their affiliation with the Company’s subsidiaries prior to the fulfillment of their obligation.